Shareholder Fees - FIMMFunds-SelectComboPRO	May 30, 2024 USD ($)
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Money Market Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none